Notes to Profit or Loss - Income Tax Expenses/Income - Additional Information (Detail) - EUR (€)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [line items]
Corporate tax rate			15.00%
Solidarity surcharge			5.50%
Effective trade tax rate			10.85%
Federal corporate income tax rate			21.00%
State income tax rate			8.00%
Income tax rate		21.70%	26.675%	26.675%	26.675%
Annual income			€ 200.00
Change in tax rate	7.00%				5.00%
Deferred tax assets on tax loss carryforwards			76,000,000	€ 51,000,000
Changes in investments in subsidiaries			600,000	1,000,000
Deferred tax liabilities			€ 0
Deferred tax assets				€ 0
Effective Tax Rate		21.70%	26.675%	26.675%	26.675%
Tax Income			€ 1,789,000	€ 0	€ 0
Previously stated [member]
Major Components Of Tax Expense Income [line items]
Corporate tax rate			25.00%
As Restated [Member]
Major Components Of Tax Expense Income [line items]
Corporate tax rate			21.70%
Corporate Income Tax Rate [member]
Major Components Of Tax Expense Income [line items]
Income tax rate			25.00%
Percentage Of Income Taxable		70.00%
Weighted Tax Rate			11.41%
Effective Tax Rate			25.00%
Lanthiopep BV [member]
Major Components Of Tax Expense Income [line items]
Tax Income Recognized From Deferred Tax			€ 1,400,000
Tax Income			€ 1,800,000
Top of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate			25.00%
Annual income			€ 200,000
Effective Tax Rate			25.00%
Bottom of range [member]
Major Components Of Tax Expense Income [line items]
Income tax rate			19.00%
Annual income			€ 200,000
Effective Tax Rate			19.00%